Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - Metropolitan Commercial Bank 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
PLAN NO	001
Current Value	$ 42,876,538
Notes receivable from participants, Current Value	650,110
Total Assets Held for Investment, Current Value	$ 43,526,648
Investment, Identifier [Axis]: AllianceBernstein, AB GLOBAL BOND ADVISSOR CLASS, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:AllianceBernsteinMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 207,258
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Beacon Funds, SMALL CAP VALUE FUND R6 CLASS, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:AmericanBeaconFundsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 222,463
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Baron Funds, SMALL CAP FUND INSTITUTIONAL CLASS, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:BaronFundsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 519,152
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: BlackRock, HIGH YIELD PORTFOLIO FUND CLASS K, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:BlackRockMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 103,339
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Cohen amp; Steers, REALTY SHARES FUND CLASS L
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:CohenSteersMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 214,312
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Investments, 500 INDEX FUND, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:FidelityInvestmentsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 4,041,923
Party-in-interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Investments, BLUE CHIP GROWTH K6 FUND, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:FidelityInvestmentsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 4,727,822
Party-in-interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Investments, EXTENDED MARKET INDEX FUND, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:FidelityInvestmentsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 1,630,084
Party-in-interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Investments, INFLATION-PROTECTED BOND INDEX FUND, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:FidelityInvestmentsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 153,336
Party-in-interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Investments, TOTAL BOND K6 FUND, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:FidelityInvestmentsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 876,647
Party-in-interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Investments, TOTAL INTERNATIONAL INDEX FUND, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:FidelityInvestmentsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 892,091
Party-in-interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Investments, U.S. BOND INDEX FUND, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:FidelityInvestmentsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 263,795
Party-in-interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Galliard Capital Management, GALLIARD STABLE RETURN FUND C, Common collective trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:GalliardCapitalManagementMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 924,378
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: MFS, INTERNATIONAL DIVERSIFICATION FUND CLASS R6, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:MFSMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 1,171,097
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Metropolitan Bank, METROPOLITAN BANK STOCK PURCHASE ACCOUNT,Common stock
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:MetropolitanBankMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock Fund [Member]
Current Value	$ 797,925
Party-in-interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price, RETIREMENT 2015 FUND I CLASS, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 885,079
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price, RETIREMENT 2020 FUND I CLASS, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 5,121
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price, RETIREMENT 2025 FUND I CLASS, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 2,659,008
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price, RETIREMENT 2030 FUND I CLASS, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 125,733
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price, RETIREMENT 2035 FUND I CLASS, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 8,247,345
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price, RETIREMENT 2040 FUND I CLASS, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 197,547
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price, RETIREMENT 2045 FUND I CLASS, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 4,833,143
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price, RETIREMENT 2050 FUND I CLASS, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 105,475
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price, RETIREMENT 2055 FUND I CLASS, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 5,134,239
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price, RETIREMENT 2060 FUND I CLASS, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 164,523
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price, RETIREMENT 2065 FUND I CLASS, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 176,680
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price, RETIREMENT BALANCED FUND CLASS I , Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 546,275
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, EQUITY-INCOME FUND ADMIRAL SHARES, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 1,759,250
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, GNMA FUND ADMIRAL SHARES, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 79,361
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, STRATEGIC EQUITY FUND INVESTOR SHARES, Mutual Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	mcb:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies
Current Value	$ 1,212,137
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Registered investment companies
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Current Value	$ 41,154,235
Minimum
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Loan interest rate	4.75%
Maximum
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Loan interest rate	10.00%